Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of components of right-of-use assets
(a)	Right-of-use-assets

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2024	3,613.3	283.5	49.2	3,946.0
Additions	2,852.6	158.4	9.2	3,020.2
Depreciation	(982.5)	(67.2)	(8.2)	(1,057.9)
Other (*)	(226.6)	(8.1)	(1.3)	(236.0)
Balance as at December 31, 2024	5,256.8	366.6	48.9	5,672.3

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2023	3,967.3	380.0	58.0	4,405.3
Additions	2,432.4	1.0	19.5	2,452.9
Depreciation	(1,299.0)	(64.5)	(15.6)	(1,379.1)
Impairment	(1,417.3)	(21.1)	(43.0)	(1,481.4)
Other (*)	(70.1)	(11.9)	30.3	(51.7)
Balance as at December 31, 2023	3,613.3	283.5	49.2	3,946.0

(*) Mainly lease modifications and terminations, see also Note 5.

Schedule of maturity analysis of the Group's lease liabilities
(b)	Maturity analysis of the Group's lease liabilities

	As at December 31
	2024	2023
	US $ in millions
Less than one year	1,321.7	1,644.7
One to five years	2,581.0	2,308.2
More than five years	2,019.6	935.9
Total	5,922.3	4,888.8

Schedule of amounts recognized in profit or loss
(c)	Amounts recognized in profit or loss

	2024	2023	2022
	US $ in millions
Interest expenses related to lease liabilities	458.8	370.0	206.0
Expenses relating to short-term leases:
Vessels	0.9	27.3	101.6
Containers	31.9	23.6	34.3

Schedule of amounts recognized in the statement of cash flows
(d)	Amounts recognized in the statement of cash flows

	2024	2023	2022
	US $ in millions

Cash outflow related to lease liabilities	2,524.1	2,063.0	1,564.1